Vanguard Real Estate II Index Fund Average Annual Total Returns - Institutional Plus Prospectus [Member]		12 Months Ended	60 Months Ended	87 Months Ended
	Jan. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Real Estate Spliced Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.05%	3.12%	5.10%
MSCI US Investable Market Real Estate 25/50 Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.05%	3.12%	5.48%
Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		23.88%	13.78%	13.70%
Institutional Plus Shares
Prospectus [Line Items]
Average Annual Return, Percent		4.99%	3.04%	5.03%
Performance Inception Date	Sep. 26, 2017
Institutional Plus Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.76%	1.98%	3.85%
Institutional Plus Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.94%	1.93%	3.43%